Financial assets and liabilities - Aircraft financing (Details) - aircraft						12 Months Ended
	Nov. 30, 2016	Aug. 25, 2015	Nov. 27, 2014	Feb. 28, 2014	Aug. 01, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Aircraft financing
Number of aircraft incorporated to fleet						5	17	7
Revolving line of credit
Aircraft financing
Number of aircraft financed	22	8	4	2	8	1
Number of aircraft delivered							5		1
Number of aircraft incorporated to fleet						1
Number of aircraft with rescheduled delivery dates	22	7